CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - USD ($)	Oct. 23, 2024	Sep. 30, 2024	Feb. 09, 2024	Feb. 05, 2024	Feb. 05, 2025
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Conversion of convertible notes		$ 5,000,000	$ 5,000,000	$ 5,000,000
Convertible note interest rate			10.00%		10.00%
Shares issued in conversion of convertible note		750
Total transactions with owners of the company, shares	1,845,000